BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 2.3%
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 346 $ 14,549
Chemicals — 0.3%
Atotech Ltd.
(a)
..................... 24,054 487,094
Diversey Holdings Ltd.
(a)
.............. 15,203 223,636
Element Solutions, Inc. ............... 53,515 978,789
1,689,519
Communications Equipment — 0.1%
CommScope Holding Co., Inc.
(a)
......... 23,677 363,679
Electrical Equipment — 0.1%
Sensata Technologies Holding plc
(a)
...... 6,037 349,844
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
....... 1,058 6,136
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
........ 5,404 457,449
Equity Real Estate Investment Trusts (REITs) — 0.4%
Gaming and Leisure Properties, Inc. ...... 24,856 1,054,640
VICI Properties, Inc. ................. 56,302 1,589,969
2,644,609
Life Sciences Tools & Services — 0.2%
(a)
Avantor, Inc. ...................... 29,092 841,631
PPD, Inc. ........................ 7,826 296,136
1,137,767
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 146,145 263,061
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 67,710 995,337
Oil, Gas & Consumable Fuels — 0.9%
Chesapeake Energy Corp.
(a)
........... 44,999 1,952,507
Energy Transfer LP ................. 74,003 568,343
Enterprise Products Partners LP ......... 29,826 656,768
Extraction Oil & Gas, Inc.
(a)
............ 15,423 554,303
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $263,946)
(a)(c)
................ 7,537 264,785
Kinder Morgan, Inc. ................. 43,944 731,668
Plains All American Pipeline LP ......... 70,470 641,277
Targa Resources Corp. ............... 6,466 205,295
Williams Cos., Inc. (The) .............. 30,159 714,467
6,289,413
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
(a)
............. 23,814 755,856
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
............. 5,600 305,256
Total Common Stocks — 2.3%
(Cost: $13,143,559) .............................. 15,272,475
Par (000)
Par (000)
Corporate Bonds — 83.3%
Aerospace & Defense — 4.2%
Boeing Co. (The):
5.81%, 05/01/50 ................. USD 1,830 2,303,879
5.93%, 05/01/60 ................. 1,830 2,348,119
Bombardier, Inc.
(d)
:
8.75%, 12/01/21 ................. 1,423 1,492,969
5.75%, 03/15/22 ................. 236 246,030
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.13%, 01/15/23 ................. USD 1,261 $ 1,313,016
7.50%, 12/01/24 ................. 277 276,654
7.50%, 03/15/25 ................. 58 57,057
7.88%, 04/15/27 ................. 573 561,936
BWX Technologies, Inc.
(d)
:
4.13%, 06/30/28 ................. 418 423,225
4.13%, 04/15/29 ................. 326 330,483
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(d)
741 742,630
Howmet Aerospace, Inc.:
5.87%, 02/23/22 ................. 173 178,840
5.13%, 10/01/24 ................. 12 13,199
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(d)
............... 516 542,120
Rolls-Royce plc, 5.75%, 10/15/27
(d)
...... 1,740 1,851,447
Signature Aviation US Holdings, Inc.
(d)
:
5.38%, 05/01/26 ................. 165 168,300
4.00%, 03/01/28 ................. 418 425,073
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(d)
. 276 291,870
SSL Robotics LLC, 9.75%, 12/31/23
(d)
.... 184 206,908
TransDigm, Inc.:
8.00%, 12/15/25
(d)
................ 1,715 1,867,635
6.25%, 03/15/26
(d)
................ 8,533 9,046,687
6.38%, 06/15/26 ................. 350 361,812
4.63%, 01/15/29
(d)
................ 604 595,574
Triumph Group, Inc., 8.88%, 06/01/24
(d)
... 1,702 1,915,090
27,560,553
Airlines — 1.6%
American Airlines, Inc.
(d)
:
11.75%, 07/15/25 ................ 1,047 1,295,129
5.50%, 04/20/26 ................. 1,017 1,058,382
5.75%, 04/20/29 ................. 1,362 1,448,627
Delta Air Lines, Inc.
(d)
:
7.00%, 05/01/25 ................. 630 725,733
4.50%, 10/20/25 ................. 198 211,345
4.75%, 10/20/28 ................. 1,161 1,262,467
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(d)
............... 489 519,611
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(d)
2,028 2,223,195
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(d)
115 129,541
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 100 103,750
Series 2020-1, Class A, 5.88%, 10/15/27 1,443 1,600,116
10,577,896
Auto Components — 1.9%
Adient US LLC, 9.00%, 04/15/25
(d)
...... 305 338,550
Allison Transmission, Inc.
(d)
:
5.88%, 06/01/29 ................. 647 707,381
3.75%, 01/30/31 ................. 327 316,781
Clarios Global LP
(d)
:
6.75%, 05/15/25 ................. 1,013 1,083,606
6.25%, 05/15/26 ................. 1,859 1,974,333
8.50%, 05/15/27 ................. 3,761 4,047,776
Dealer Tire LLC, 8.00%, 02/01/28
(d)
...... 604 637,220
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. 332 372,438
5.63%, 04/30/33 ................. 600 600,000
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 162 168,226
6.38%, 12/15/25 ................. 562 580,265
6.25%, 05/15/26 ................. 369 386,528
5.25%, 05/15/27 ................. 517 533,802
4.38%, 02/01/29
(d)
................ 356 347,887
Tenneco, Inc., 7.88%, 01/15/29
(d)
....... 126 141,397
12,236,190

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
Ford Motor Co.:
4.35%, 12/08/26 ................. USD 82 $ 86,407
4.75%, 01/15/43 ................. 167 168,236
5.29%, 12/08/46 ................. 160 168,203
Tesla, Inc., 5.30%, 08/15/25
(d)
......... 582 603,883
Winnebago Industries, Inc., 6.25%, 07/15/28
(d)
210 224,963
1,251,692
Banks — 0.3%
Banco Espirito Santo SA
(a)(e)
:
2.63%, 05/08/17 ................. EUR 100 16,418
4.75%, 01/15/18 ................. 100 16,418
4.00%, 01/21/19 ................. 100 16,417
Barclays plc, 5.20%, 05/12/26 ......... USD 200 226,042
BNP Paribas SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.94%), 4.50%
(d)(f)(g)
.............. 325 320,775
CIT Group, Inc.:
5.00%, 08/15/22 ................. 30 31,575
5.00%, 08/01/23 ................. 396 429,660
HSBC Holdings plc
(f)(g)
:
(USD Swap Rate 5 Year + 3.75%), 6.00% 465 509,059
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ...................... 200 197,750
1,764,114
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(d)
230 234,600
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(d)
118 115,345
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(d)
.................... 545 570,926
Arcosa, Inc., 4.38%, 04/15/29
(d)
........ 655 664,825
Builders FirstSource, Inc., 6.75%, 06/01/27
(d)
171 184,039
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(d)
.................... 850 905,250
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(d)
... 519 545,495
Forterra Finance LLC, 6.50%, 07/15/25
(d)
.. 704 756,800
Griffon Corp., 5.75%, 03/01/28 ......... 331 352,101
James Hardie International Finance DAC,
5.00%, 01/15/28
(d)
............... 200 211,500
JELD-WEN, Inc.
(d)
:
6.25%, 05/15/25 ................. 245 260,313
4.63%, 12/15/25 ................. 99 100,237
4.88%, 12/15/27 ................. 30 31,022
Masonite International Corp.
(d)
:
5.75%, 09/15/26 ................. 45 46,800
5.38%, 02/01/28 ................. 74 78,532
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(d)
923 967,304
Standard Industries, Inc.
(d)
:
5.00%, 02/15/27 ................. 221 230,393
4.38%, 07/15/30 ................. 611 616,499
3.38%, 01/15/31 ................. 333 315,517
Summit Materials LLC, 5.25%, 01/15/29
(d)
.. 278 290,162
7,127,715
Capital Markets — 0.7%
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(d)
............... 509 533,651
Credit Suisse Group AG
(d)(f)(g)
:
(USD Swap Semi 5 Year + 4.60%), 7.50% 200 211,472
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ...................... 700 745,500
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25% ...................... USD 405 $ 409,050
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50% ...................... 370 346,875
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(d)
............... 250 256,439
MSCI, Inc.
(d)
:
3.63%, 09/01/30 ................. 123 125,073
3.88%, 02/15/31 ................. 433 442,201
Owl Rock Capital Corp.:
3.75%, 07/22/25 ................. 690 715,419
4.25%, 01/15/26 ................. 301 315,878
3.40%, 07/15/26 ................. 170 172,189
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(d)
.................... 240 245,437
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(d)(f)
(g)
......................... 320 315,680
4,834,864
Chemicals — 1.1%
Axalta Coating Systems LLC
(d)
:
4.75%, 06/15/27 ................. 423 442,162
3.38%, 02/15/29 ................. 166 161,883
Chemours Co. (The), 5.75%, 11/15/28
(d)
... 186 195,842
Element Solutions, Inc., 3.88%, 09/01/28
(d)
. 2,171 2,142,234
Gates Global LLC, 6.25%, 01/15/26
(d)
..... 574 601,265
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(d)
.................... 534 549,326
HB Fuller Co., 4.25%, 10/15/28 ........ 165 167,650
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
... 553 622,291
Ingevity Corp., 3.88%, 11/01/28
(d)
....... 132 128,040
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
388 400,125
NOVA Chemicals Corp., 4.88%, 06/01/24
(d)
. 81 84,645
OCI NV, 5.25%, 11/01/24
(d)
........... 277 288,080
PQ Corp., 5.75%, 12/15/25
(d)
.......... 912 934,800
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(d)
.................... 515 507,790
Valvoline, Inc., 3.63%, 06/15/31
(d)
....... 2 1,935
7,228,068
Commercial Services & Supplies — 2.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(d)
766 778,448
Allied Universal Holdco LLC
(d)
:
6.63%, 07/15/26 ................. 3,651 3,871,812
9.75%, 07/15/27 ................. 1,545 1,695,174
APX Group, Inc.:
7.88%, 12/01/22 ................. 115 115,431
8.50%, 11/01/24 ................. 202 209,575
6.75%, 02/15/27
(d)
................ 455 488,088
Aramark Services, Inc.:
5.00%, 04/01/25
(d)
................ 246 251,843
6.38%, 05/01/25
(d)
................ 571 605,260
4.75%, 06/01/26 ................. 72 74,016
Brink's Co. (The), 5.50%, 07/15/25
(d)
..... 114 120,412
Clean Harbors, Inc.
(d)
:
4.88%, 07/15/27 ................. 233 245,815
5.13%, 07/15/29 ................. 199 211,264
Covanta Holding Corp., 5.00%, 09/01/30 .. 239 241,390
Garda World Security Corp.
(d)
:
4.63%, 02/15/27 ................. 715 715,000
9.50%, 11/01/27 ................. 428 473,740
GFL Environmental, Inc.
(d)
:
4.25%, 06/01/25 ................. 140 144,200
3.75%, 08/01/25 ................. 299 303,485

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.13%, 12/15/26 ................. USD 1,122 $ 1,182,308
8.50%, 05/01/27 ................. 632 695,990
4.00%, 08/01/28 ................. 565 546,637
3.50%, 09/01/28 ................. 310 300,700
IAA, Inc., 5.50%, 06/15/27
(d)
.......... 274 287,358
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(d)
.................... 273 277,778
Nielsen Finance LLC
(d)
:
5.63%, 10/01/28 ................. 818 859,922
5.88%, 10/01/30 ................. 474 513,698
Prime Security Services Borrower LLC
(d)
:
5.25%, 04/15/24 ................. 135 143,998
5.75%, 04/15/26 ................. 42 45,446
3.38%, 08/31/27 ................. 256 248,320
6.25%, 01/15/28 ................. 352 366,428
Stericycle, Inc., 3.88%, 01/15/29
(d)
....... 254 250,825
Waste Pro USA, Inc., 5.50%, 02/15/26
(d)
... 776 794,430
17,058,791
Communications Equipment — 0.9%
Avaya, Inc., 6.13%, 09/15/28
(d)
......... 1,402 1,488,314
CommScope Technologies LLC
(d)
:
6.00%, 06/15/25 ................. 764 779,318
5.00%, 03/15/27 ................. 775 767,738
CommScope, Inc.
(d)
:
5.50%, 03/01/24 ................. 366 377,437
6.00%, 03/01/26 ................. 401 422,528
8.25%, 03/01/27 ................. 66 70,620
7.13%, 07/01/28 ................. 337 357,921
Nokia OYJ:
4.38%, 06/12/27 ................. 187 198,220
6.63%, 05/15/39 ................. 107 131,670
ViaSat, Inc.
(d)
:
5.63%, 04/15/27 ................. 744 780,393
6.50%, 07/15/28 ................. 730 768,734
6,142,893
Construction & Engineering — 0.3%
(d)
Brand Industrial Services, Inc., 8.50%, 07/15/25 767 772,983
Dycom Industries, Inc., 4.50%, 04/15/29 ... 190 190,475
MasTec, Inc., 4.50%, 08/15/28 ......... 318 329,925
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 ................. 99 101,475
9.75%, 07/15/28 ................. 131 146,720
Pike Corp., 5.50%, 09/01/28 .......... 267 271,672
1,813,250
Consumer Finance — 1.2%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 850 1,183,773
Ford Motor Credit Co. LLC:
3.81%, 01/09/24 ................. 200 206,250
4.69%, 06/09/25 ................. 200 212,265
5.13%, 06/16/25 ................. 548 591,840
4.13%, 08/04/25 ................. 650 679,851
3.38%, 11/13/25 ................. 200 203,400
4.39%, 01/08/26 ................. 475 499,258
4.13%, 08/17/27 ................. 200 206,500
3.82%, 11/02/27 ................. 200 202,250
2.90%, 02/16/28 ................. 585 562,039
5.11%, 05/03/29 ................. 303 325,256
4.00%, 11/13/30 ................. 200 198,398
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(d)(h)
..... 551 526,394
Navient Corp.:
6.13%, 03/25/24 ................. 176 186,340
5.88%, 10/25/24 ................. 49 51,456
6.75%, 06/25/25 ................. 103 111,832
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.75%, 06/15/26 ................. USD 138 $ 149,592
OneMain Finance Corp.:
6.88%, 03/15/25 ................. 227 258,195
8.88%, 06/01/25 ................. 133 147,337
7.13%, 03/15/26 ................. 819 944,594
6.63%, 01/15/28 ................. 155 175,663
5.38%, 11/15/29 ................. 61 64,889
4.00%, 09/15/30 ................. 8 7,780
7,695,152
Containers & Packaging — 2.0%
ARD Finance SA, 6.50%, 06/30/27
(d)
..... 1,818 1,908,900
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(d)
............... 1,806 1,803,056
Ardagh Packaging Finance plc
(d)
:
5.25%, 04/30/25 ................. 342 359,437
4.13%, 08/15/26 ................. 389 398,620
4.75%, 07/15/27 ................. GBP 100 140,962
5.25%, 08/15/27 ................. USD 1,325 1,351,606
CANPACK SA, 3.13%, 11/01/25
(d)
....... 211 213,967
Crown Americas LLC, 4.25%, 09/30/26 ... 302 320,875
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 93,893
Graham Packaging Co., Inc., 7.13%, 08/15/28
(d)
356 378,695
Graphic Packaging International LLC
(d)
:
4.75%, 07/15/27 ................. 128 139,840
3.50%, 03/15/28 ................. 15 14,925
3.50%, 03/01/29 ................. 59 57,377
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(d)
.................... 259 267,418
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(d)
.................... 181 190,389
LABL Escrow Issuer LLC
(d)
:
6.75%, 07/15/26 ................. 365 391,006
10.50%, 07/15/27 ................ 307 341,875
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(d)
............... 389 394,349
Sealed Air Corp.
(d)
:
5.13%, 12/01/24 ................. 20 21,650
4.00%, 12/01/27 ................. 143 146,396
6.88%, 07/15/33 ................. 31 38,147
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 3 3,082
Trivium Packaging Finance BV
(d)(i)
:
5.50%, 08/15/26 ................. 1,316 1,380,155
8.50%, 08/15/27 ................. 2,731 2,963,681
13,320,301
Distributors — 0.5%
(d)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 ................. 415 428,562
4.00%, 01/15/28 ................. 220 220,000
Core & Main LP, 6.13%, 08/15/25 ....... 2,398 2,461,164
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 113 112,718
9.00%, 11/15/26 ................. 130 129,876
3,352,320
Diversified Consumer Services — 0.4%
frontdoor, Inc., 6.75%, 08/15/26
(d)
....... 302 321,253
Graham Holdings Co., 5.75%, 06/01/26
(d)
.. 105 109,735
Laureate Education, Inc., 8.25%, 05/01/25
(d)
171 178,695
Service Corp. International:
5.13%, 06/01/29 ................. 89 95,515
3.38%, 08/15/30 ................. 408 398,228
Sotheby's, 7.38%, 10/15/27
(d)
.......... 1,131 1,223,018
2,326,444

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services — 1.0%
(d)
Fairstone Financial, Inc., 7.88%, 07/15/24 .. USD 289 $ 303,450
MPH Acquisition Holdings LLC, 5.75%,
11/01/28 ..................... 1,639 1,598,025
Sabre GLBL, Inc.:
9.25%, 04/15/25 ................. 806 961,155
7.38%, 09/01/25 ................. 395 431,064
Shift4 Payments LLC, 4.63%, 11/01/26 .... 598 620,425
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,693 2,887,488
6,801,607
Diversified Telecommunication Services — 6.0%
Altice France Holding SA
(d)
:
10.50%, 05/15/27 ................ 3,320 3,734,071
6.00%, 02/15/28 ................. 1,263 1,244,421
Altice France SA
(d)
:
7.38%, 05/01/26 ................. 1,464 1,522,707
8.13%, 02/01/27 ................. 1,721 1,886,388
5.50%, 01/15/28 ................. 311 318,694
5.13%, 01/15/29 ................. 254 257,175
CCO Holdings LLC
(d)
:
5.00%, 02/01/28 ................. 441 466,424
5.38%, 06/01/29 ................. 492 527,670
4.75%, 03/01/30 ................. 657 680,816
4.50%, 08/15/30 ................. 1,244 1,267,885
4.25%, 02/01/31 ................. 1,157 1,159,569
4.50%, 05/01/32 ................. 1,259 1,274,737
Cincinnati Bell, Inc.
(d)
:
7.00%, 07/15/24 ................. 919 947,719
8.00%, 10/15/25 ................. 75 79,775
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
.................... 1,198 1,293,996
Frontier Communications Corp.
(d)
:
5.88%, 10/15/27 ................. 775 821,500
5.00%, 05/01/28 ................. 1,414 1,439,989
6.75%, 05/01/29 ................. 901 950,285
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(d)(i)
................... 106 109,710
Level 3 Financing, Inc.
(d)
:
4.25%, 07/01/28 ................. 779 787,810
3.75%, 07/15/29 ................. 487 476,603
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... 128 141,294
Series Y, 7.50%, 04/01/24 .......... 176 197,269
5.13%, 12/15/26
(d)
................ 1,739 1,831,828
4.00%, 02/15/27
(d)
................ 540 551,572
4.50%, 01/15/29
(d)
................ 1,189 1,159,632
Series P, 7.60%, 09/15/39 .......... 242 277,090
Series U, 7.65%, 03/15/42 .......... 656 746,200
QualityTech LP, 3.88%, 10/01/28
(d)
...... 484 481,580
Sable International Finance Ltd., 5.75%,
09/07/27
(d)
.................... 200 210,750
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 1,716 2,163,825
8.75%, 03/15/32 ................. 1,603 2,370,436
Switch Ltd., 3.75%, 09/15/28
(d)
......... 635 625,297
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 408 480,240
6.00%, 09/30/34 ................. 739 838,137
7.20%, 07/18/36 ................. 201 253,668
7.72%, 06/04/38 ................. 309 412,129
Telecom Italia SpA, 5.30%, 05/30/24
(d)
.... 251 271,852
Telesat Canada
(d)
:
4.88%, 06/01/27 ................. 637 637,000
6.50%, 10/15/27 ................. 52 52,089
Virgin Media Secured Finance plc
(d)
:
5.50%, 05/15/29 ................. 400 424,500
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.50%, 08/15/30 ................. USD 347 $ 350,036
Zayo Group Holdings, Inc.
(d)
:
4.00%, 03/01/27 ................. 1,198 1,177,035
6.13%, 03/01/28 ................. 2,451 2,515,339
39,416,742
Electric Utilities — 0.7%
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(i)
......... 251 269,825
2.65%, 03/01/30 ................. 46 43,743
Series B, 2.25%, 09/01/30 .......... 38 35,245
Series C, 5.35%, 07/15/47
(i)
......... 1,031 1,157,991
Series C, 3.40%, 03/01/50 .......... 271 237,125
FirstEnergy Transmission LLC
(d)
:
5.45%, 07/15/44 ................. 663 766,004
4.55%, 04/01/49 ................. 309 325,856
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(d)
.................... 13 13,715
NRG Energy, Inc.:
5.75%, 01/15/28 ................. 8 8,500
3.63%, 02/15/31
(d)
................ 596 581,100
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
.................... 587 596,539
PG&E Corp., 5.25%, 07/01/30 ......... 377 399,620
4,435,263
Electrical Equipment — 0.1%
Sensata Technologies BV
(d)
:
5.63%, 11/01/24 ................. 187 207,570
4.00%, 04/15/29 ................. 619 630,161
837,731
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC:
4.13%, 05/01/25 ................. 278 289,120
3.25%, 02/15/29 ................. 297 293,287
Itron, Inc., 5.00%, 01/15/26
(d)
.......... 34 34,833
Sensata Technologies, Inc., 4.38%, 02/15/30
(d)
533 558,318
1,175,558
Energy Equipment & Services — 1.2%
Archrock Partners LP
(d)
:
6.88%, 04/01/27 ................. 259 270,008
6.25%, 04/01/28 ................. 1,589 1,614,106
ChampionX Corp., 6.38%, 05/01/26 ...... 370 387,575
New Fortress Energy, Inc., 6.50%, 09/30/26
(d)
1,940 1,954,550
Pioneer Energy Services Corp.
(b)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(g)
................... 427 420,813
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(h)(j)
................... 303 297,062
TechnipFMC plc, 6.50%, 02/01/26
(d)
...... 632 661,288
Tervita Corp., 11.00%, 12/01/25
(d)
....... 209 237,215
Transocean, Inc., 11.50%, 01/30/27
(d)
..... 241 206,710
USA Compression Partners LP:
6.88%, 04/01/26 ................. 933 956,908
6.88%, 09/01/27 ................. 878 904,340
7,910,575
Entertainment — 1.1%
Cinemark USA, Inc., 5.88%, 03/15/26
(d)
... 232 237,554
Lions Gate Capital Holdings LLC
(d)
:
6.38%, 02/01/24 ................. 393 405,529
5.88%, 11/01/24 ................. 150 154,407
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(j)
................ 354 494,503
4.88%, 11/01/24
(d)
................ 59 60,044
2.00%, 02/15/25
(j)
................ 287 317,852

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
6.50%, 05/15/27
(d)
................ USD 1,782 $ 1,978,020
4.75%, 10/15/27
(d)
................ 169 170,268
3.75%, 01/15/28
(d)
................ 662 652,898
Netflix, Inc.:
4.88%, 04/15/28 ................. 87 98,419
5.88%, 11/15/28 ................. 1,004 1,214,406
6.38%, 05/15/29 ................. 66 81,840
5.38%, 11/15/29
(d)
................ 314 371,321
4.88%, 06/15/30
(d)
................ 269 309,764
Playtika Holding Corp., 4.25%, 03/15/29
(d)
.. 596 587,179
WMG Acquisition Corp.
(d)
:
5.50%, 04/15/26 ................. 182 187,114
3.88%, 07/15/30 ................. 191 192,842
7,513,960
Equity Real Estate Investment Trusts (REITs) — 2.8%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(d)
.................... 318 327,381
Diversified Healthcare Trust, 9.75%, 06/15/25 356 402,992
Global Net Lease, Inc., 3.75%, 12/15/27
(d)
.. 363 353,825
GLP Capital LP:
4.00%, 01/15/30 ................. 223 231,976
4.00%, 01/15/31 ................. 162 167,423
Iron Mountain, Inc.
(d)
:
5.25%, 07/15/30 ................. 789 814,090
5.63%, 07/15/32 ................. 575 600,875
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 79 84,796
4.63%, 06/15/25
(d)
................ 348 367,035
4.50%, 09/01/26 ................. 249 260,601
5.75%, 02/01/27 ................. 351 386,955
4.50%, 01/15/28 ................. 827 855,697
3.88%, 02/15/29
(d)
................ 998 994,133
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 51 53,652
4.63%, 08/01/29 ................. 913 960,504
3.50%, 03/15/31 ................. 1,548 1,519,083
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 916 937,636
4.50%, 02/15/29
(d)
................ 354 355,405
SBA Communications Corp., 3.88%, 02/15/27 1,535 1,569,077
Service Properties Trust:
4.50%, 06/15/23 ................. 70 71,110
4.35%, 10/01/24 ................. 68 67,601
7.50%, 09/15/25 ................. 563 639,806
5.50%, 12/15/27 ................. 209 221,066
Uniti Group LP
(d)
:
6.00%, 04/15/23 ................. 697 708,326
7.88%, 02/15/25 ................. 188 203,180
6.50%, 02/15/29 ................. 1,133 1,118,838
VICI Properties LP
(d)
:
3.50%, 02/15/25 ................. 292 297,293
4.25%, 12/01/26 ................. 1,040 1,064,008
3.75%, 02/15/27 ................. 911 911,000
4.63%, 12/01/29 ................. 309 320,544
4.13%, 08/15/30 ................. 1,291 1,302,232
18,168,140
Food & Staples Retailing — 0.5%
(d)
Albertsons Cos., Inc.:
3.25%, 03/15/26 ................. 707 704,292
4.63%, 01/15/27 ................. 793 821,901
5.88%, 02/15/28 ................. 365 389,181
4.88%, 02/15/30 ................. 287 295,036
United Natural Foods, Inc., 6.75%, 10/15/28 152 162,450
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
US Foods, Inc.:
6.25%, 04/15/25 ................. USD 231 $ 247,632
4.75%, 02/15/29 ................. 592 592,000
3,212,492
Food Products — 2.0%
Chobani LLC
(d)
:
7.50%, 04/15/25 ................. 1,111 1,156,495
4.63%, 11/15/28 ................. 415 423,300
JBS Investments II GmbH, 7.00%, 01/15/26
(d)
200 212,884
JBS USA LUX SA
(d)
:
6.75%, 02/15/28 ................. 363 396,578
6.50%, 04/15/29 ................. 257 290,281
Kraft Heinz Foods Co.:
4.25%, 03/01/31 ................. 1,579 1,738,379
5.00%, 07/15/35 ................. 189 217,530
6.88%, 01/26/39 ................. 414 570,320
4.63%, 10/01/39 ................. 129 139,373
6.50%, 02/09/40 ................. 280 365,653
5.00%, 06/04/42 ................. 125 140,675
5.20%, 07/15/45 ................. 245 283,356
4.38%, 06/01/46 ................. 718 750,575
4.88%, 10/01/49 ................. 2,184 2,449,602
5.50%, 06/01/50 ................. 2,082 2,548,788
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(d)
212 228,918
Post Holdings, Inc.
(d)
:
5.75%, 03/01/27 ................. 6 6,310
5.63%, 01/15/28 ................. 165 173,618
4.63%, 04/15/30 ................. 54 54,135
4.50%, 09/15/31 ................. 565 558,785
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
.. 568 572,981
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 97 97,686
13,376,222
Gas Utilities — 0.0%
Superior Plus LP, 4.50%, 03/15/29
(d)
..... 266 268,713
Health Care Equipment & Supplies — 0.7%
(d)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 1,681 1,755,569
Hologic, Inc., 3.25%, 02/15/29 ......... 192 189,600
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 907 975,116
7.25%, 02/01/28 ................. 1,393 1,526,254
Teleflex, Inc., 4.25%, 06/01/28 ......... 426 441,443
4,887,982
Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc.
(d)
:
5.50%, 07/01/28 ................. 335 352,671
5.00%, 04/15/29 ................. 273 283,298
AdaptHealth LLC
(d)
:
6.13%, 08/01/28 ................. 410 434,600
4.63%, 08/01/29 ................. 184 183,080
AHP Health Partners, Inc., 9.75%, 07/15/26
(d)
639 692,516
Akumin, Inc., 7.00%, 11/01/25
(d)
........ 202 214,878
Centene Corp.:
4.25%, 12/15/27 ................. 765 804,686
4.63%, 12/15/29 ................. 2,260 2,446,009
3.00%, 10/15/30 ................. 1,354 1,351,752
2.50%, 03/01/31 ................. 1,628 1,554,773
Community Health Systems Inc, 8.13%,
06/30/24
(d)
.................... 280 293,734
Community Health Systems, Inc.
(d)
:
6.63%, 02/15/25 ................. 2,601 2,745,694
8.00%, 03/15/26 ................. 2,208 2,387,510
5.63%, 03/15/27 ................. 919 962,652
6.00%, 01/15/29 ................. 796 841,770

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.88%, 04/15/29 ................. USD 425 $ 444,920
DaVita, Inc., 4.63%, 06/01/30
(d)
........ 308 313,809
Encompass Health Corp.:
4.50%, 02/01/28 ................. 27 27,651
4.75%, 02/01/30 ................. 442 454,686
4.63%, 04/01/31 ................. 155 160,425
HCA, Inc.:
5.38%, 02/01/25 ................. 6 6,693
5.63%, 09/01/28 ................. 1,228 1,412,200
5.88%, 02/01/29 ................. 280 326,200
3.50%, 09/01/30 ................. 1,478 1,490,518
Legacy LifePoint Health LLC
(d)
:
6.75%, 04/15/25 ................. 289 307,062
4.38%, 02/15/27 ................. 127 124,460
LifePoint Health, Inc., 5.38%, 01/15/29
(d)
... 426 419,610
MEDNAX, Inc., 6.25%, 01/15/27
(d)
....... 231 247,008
ModivCare, Inc., 5.88%, 11/15/25
(d)
...... 313 329,433
Molina Healthcare, Inc.
(d)
:
4.38%, 06/15/28 ................. 674 693,519
3.88%, 11/15/30 ................. 495 509,231
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(d)
.................... 516 550,830
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(d)
............... 173 187,273
RP Escrow Issuer LLC, 5.25%, 12/15/25
(d)
.. 268 277,715
Surgery Center Holdings, Inc.
(d)
:
6.75%, 07/01/25 ................. 1,130 1,155,086
10.00%, 04/15/27 ................ 1,060 1,168,650
Tenet Healthcare Corp.
(d)
:
4.63%, 09/01/24 ................. 406 417,673
7.50%, 04/01/25 ................. 459 495,569
4.88%, 01/01/26 ................. 1,419 1,475,419
6.25%, 02/01/27 ................. 257 271,357
5.13%, 11/01/27 ................. 1,185 1,239,155
4.63%, 06/15/28 ................. 96 98,398
6.13%, 10/01/28 ................. 970 1,012,437
US Acute Care Solutions LLC, 6.38%,
03/01/26
(d)
.................... 69 71,588
Vizient, Inc., 6.25%, 05/15/27
(d)
........ 277 293,966
31,532,164
Health Care Technology — 0.1%
IQVIA, Inc.
(d)
:
5.00%, 10/15/26 ................. 298 309,547
5.00%, 05/15/27 ................. 226 238,610
548,157
Hotels, Restaurants & Leisure — 5.4%
1011778 BC ULC
(d)
:
5.75%, 04/15/25 ................. 161 171,063
3.88%, 01/15/28 ................. 173 174,858
4.38%, 01/15/28 ................. 707 710,337
Affinity Gaming, 6.88%, 12/15/27
(d)
...... 206 217,072
Aramark International Finance SARL, 3.13%,
04/01/25 ..................... EUR 506 596,890
Boyd Gaming Corp.:
8.63%, 06/01/25
(d)
................ USD 514 571,568
6.38%, 04/01/26 ................. 186 192,045
4.75%, 12/01/27 ................. 454 462,730
Boyne USA, Inc., 7.25%, 05/01/25
(d)
..... 300 311,850
Caesars Entertainment, Inc.
(d)
:
6.25%, 07/01/25 ................. 2,673 2,849,458
8.13%, 07/01/27 ................. 2,508 2,765,685
Caesars Resort Collection LLC, 5.75%,
07/01/25
(d)
.................... 903 952,936
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
(d)
:
11.50%, 04/01/23 ................ USD 684 $ 784,035
10.50%, 02/01/26 ................ 189 222,311
5.75%, 03/01/27 ................. 2,540 2,606,675
9.88%, 08/01/27 ................. 333 392,071
CCM Merger, Inc., 6.38%, 05/01/26
(d)
..... 291 309,004
Cedar Fair LP
(d)
:
5.50%, 05/01/25 ................. 1,733 1,824,052
6.50%, 10/01/28 ................. 87 93,525
Churchill Downs, Inc.
(d)
:
5.50%, 04/01/27 ................. 521 544,549
4.75%, 01/15/28 ................. 545 563,658
Full House Resorts, Inc., 8.25%, 02/15/28
(d)
. 124 132,097
Genting New York LLC, 3.30%, 02/15/26
(d)
. 200 199,655
Golden Nugget, Inc., 6.75%, 10/15/24
(d)
... 1,489 1,505,632
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(d)
................ 96 101,184
5.75%, 05/01/28
(d)
................ 321 345,483
4.88%, 01/15/30 ................. 957 1,015,185
4.00%, 05/01/31
(d)
................ 610 610,000
IRB Holding Corp., 7.00%, 06/15/25
(d)
.... 232 249,736
Life Time, Inc.
(d)
:
5.75%, 01/15/26 ................. 640 658,432
8.00%, 04/15/26 ................. 401 413,030
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 66 68,929
Merlin Entertainments Ltd., 5.75%, 06/15/26
(d)
200 211,500
MGM Resorts International:
6.00%, 03/15/23 ................. 308 329,945
5.75%, 06/15/25 ................. 41 44,690
NCL Corp. Ltd.
(d)
:
10.25%, 02/01/26 ................ 191 224,100
5.88%, 03/15/26 ................. 340 343,400
NCL Finance Ltd., 6.13%, 03/15/28
(d)
..... 613 624,494
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(d)
.................... 295 317,125
Powdr Corp., 6.00%, 08/01/25
(d)
........ 382 402,571
Royal Caribbean Cruises Ltd.
(d)
:
10.88%, 06/01/23 ................ 175 201,302
9.13%, 06/15/23 ................. 275 303,031
11.50%, 06/01/25 ................ 360 419,850
5.50%, 04/01/28 ................. 894 898,470
Scientific Games International, Inc.:
8.63%, 07/01/25
(d)
................ 332 360,950
5.00%, 10/15/25
(d)
................ 395 409,102
3.38%, 02/15/26 ................. EUR 500 585,764
8.25%, 03/15/26
(d)
................ USD 679 728,227
7.00%, 05/15/28
(d)
................ 256 273,564
7.25%, 11/15/29
(d)
................ 193 209,405
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(d)
.................... 248 269,533
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(d)
1,506 1,628,362
Station Casinos LLC, 4.50%, 02/15/28
(d)
... 392 390,532
Travel + Leisure Co., 6.63%, 07/31/26
(d)
... 258 292,920
Vail Resorts, Inc., 6.25%, 05/15/25
(d)
..... 249 265,496
Viking Cruises Ltd., 7.00%, 02/15/29
(d)
.... 87 89,584
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
.................... 262 264,699
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(d)
.................... 227 229,611
Wynn Las Vegas LLC, 5.25%, 05/15/27
(d)
.. 483 505,764
Wynn Resorts Finance LLC
(d)
:
7.75%, 04/15/25 ................. 320 346,907
5.13%, 10/01/29 ................. 1,153 1,180,096

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.:
7.75%, 04/01/25
(d)
................ USD 420 $ 459,375
4.75%, 01/15/30
(d)
................ 10 10,573
5.35%, 11/01/43 ................. 10 10,550
35,447,227
Household Durables — 0.8%
Ashton Woods USA LLC, 6.63%, 01/15/28
(d)
116 123,540
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(d)
.................... 345 345,214
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(d)
573 614,543
Installed Building Products, Inc., 5.75%,
02/01/28
(d)
.................... 205 214,225
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(d)
.................... 521 557,470
Mattamy Group Corp.
(d)
:
5.25%, 12/15/27 ................. 246 257,377
4.63%, 03/01/30 ................. 299 296,991
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 263,400
New Home Co., Inc. (The), 7.25%, 10/15/25
(d)
118 122,155
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(d)
596 633,250
Taylor Morrison Communities, Inc.
(d)
:
5.88%, 06/15/27 ................. 161 177,905
5.13%, 08/01/30 ................. 49 52,063
Tempur Sealy International, Inc.:
5.50%, 06/15/26 ................. 14 14,507
4.00%, 04/15/29
(d)
................ 607 603,965
Toll Brothers Finance Corp., 4.35%, 02/15/28 22 23,788
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 135,915
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 385 411,950
5.70%, 06/15/28 ................. 91 100,574
Williams Scotsman International, Inc., 4.63%,
08/15/28
(d)
.................... 538 548,087
5,496,919
Household Products — 0.3%
Central Garden & Pet Co., 4.13%, 10/15/30 . 424 428,240
Energizer Holdings, Inc.
(d)
:
4.75%, 06/15/28 ................. 43 44,344
4.38%, 03/31/29 ................. 31 31,108
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(d)
.................... 352 352,000
Spectrum Brands, Inc.
(d)
:
5.00%, 10/01/29 ................. 346 365,030
5.50%, 07/15/30 ................. 244 261,080
3.88%, 03/15/31 ................. 196 191,835
1,673,637
Independent Power and Renewable Electricity Producers
— 0.4%
(d)
Calpine Corp.:
5.25%, 06/01/26 ................. 166 170,690
4.50%, 02/15/28 ................. 34 34,286
5.13%, 03/15/28 ................. 1,434 1,440,668
4.63%, 02/01/29 ................. 421 410,176
5.00%, 02/01/31 ................. 420 409,920
3.75%, 03/01/31 ................. 4 3,812
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 308 320,440
2,789,992
Insurance — 1.6%
(d)
Alliant Holdings Intermediate LLC:
4.25%, 10/15/27 ................. 1,891 1,893,364
6.75%, 10/15/27 ................. 3,052 3,248,457
AmWINS Group, Inc., 7.75%, 07/01/26 .... 191 204,370
Security
Par (000)
Par (000) Value
Insurance (continued)
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(h)
......... USD 213 $ 221,989
AssuredPartners, Inc., 5.63%, 01/15/29 ... 458 466,702
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 584 627,070
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25 ..................... 327 350,707
HUB International Ltd., 7.00%, 05/01/26 ... 1,375 1,427,814
NFP Corp.:
7.00%, 05/15/25 ................. 163 174,817
6.88%, 08/15/28 ................. 1,839 1,907,963
10,523,253
Interactive Media & Services — 0.2%
(d)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 1,084 1,102,238
Twitter, Inc., 3.88%, 12/15/27 .......... 426 446,657
1,548,895
Internet & Direct Marketing Retail — 0.2%
(d)
ANGI Group LLC, 3.88%, 08/15/28 ...... 411 411,000
Go Daddy Operating Co. LLC:
5.25%, 12/01/27 ................. 82 86,715
3.50%, 03/01/29 ................. 252 247,590
Match Group Holdings II LLC:
4.63%, 06/01/28 ................. 82 83,784
5.63%, 02/15/29 ................. 164 175,890
4.13%, 08/01/30 ................. 393 394,105
1,399,084
IT Services — 1.5%
Arches Buyer, Inc.
(d)
:
4.25%, 06/01/28 ................. 188 187,662
6.13%, 12/01/28 ................. 82 84,460
Austin BidCo, Inc., 7.13%, 12/15/28
(d)
..... 124 126,170
Banff Merger Sub, Inc., 9.75%, 09/01/26
(d)
.. 2,509 2,672,085
Black Knight InfoServ LLC, 3.63%, 09/01/28
(d)
602 591,531
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(d)
528 530,772
Cablevision Lightpath LLC
(d)
:
3.88%, 09/15/27 ................. 276 273,240
5.63%, 09/15/28 ................. 855 867,569
Endure Digital, Inc., 6.00%, 02/15/29
(d)
.... 356 347,954
Gartner, Inc.
(d)
:
4.50%, 07/01/28 ................. 456 470,250
3.75%, 10/01/30 ................. 740 733,880
Northwest Fiber LLC
(d)
:
6.00%, 02/15/28 ................. 489 487,778
10.75%, 06/01/28 ................ 149 168,325
Presidio Holdings, Inc., 4.88%, 02/01/27
(d)
.. 475 486,884
Tempo Acquisition LLC
(d)
:
5.75%, 06/01/25 ................. 314 331,663
6.75%, 06/01/25 ................. 1,325 1,353,984
Twilio, Inc., 3.88%, 03/15/31 .......... 256 261,468
Unisys Corp., 6.88%, 11/01/27
(d)
........ 181 198,195
10,173,870
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25
(d)
................ 184 193,467
5.88%, 12/15/27
(d)
................ 433 475,356
3.75%, 04/01/29
(d)
................ 202 203,262
6.20%, 10/01/40 ................. 113 132,493
5.45%, 11/01/41 ................. 259 282,957
1,287,535
Life Sciences Tools & Services — 0.2%
(d)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 336 346,080
4.00%, 03/15/31 ................. 196 199,244

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Syneos Health, Inc., 3.63%, 01/15/29 .... USD 792 $ 770,220
1,315,544
Machinery — 1.4%
Amsted Industries, Inc., 5.63%, 07/01/27
(d)
. 230 244,088
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(d)
.................... 188 186,355
Clark Equipment Co., 5.88%, 06/01/25
(d)
... 419 443,354
Colfax Corp., 6.38%, 02/15/26
(d)
........ 316 336,145
EnPro Industries, Inc., 5.75%, 10/15/26 ... 568 601,228
GrafTech Finance, Inc., 4.63%, 12/15/28
(d)
.. 241 242,808
Grinding Media, Inc., 7.38%, 12/15/23
(d)
... 608 621,346
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(d)(h)
........ 432 469,800
Meritor, Inc., 4.50%, 12/15/28
(d)
........ 122 122,366
Navistar International Corp.
(d)
:
9.50%, 05/01/25 ................. 118 129,653
6.63%, 11/01/25 ................. 316 327,859
RBS Global, Inc., 4.88%, 12/15/25
(d)
..... 281 286,704
Stevens Holding Co., Inc., 6.13%, 10/01/26
(d)
457 490,132
Terex Corp.
(d)
:
5.63%, 02/01/25 ................. 178 183,007
5.00%, 05/15/29 ................. 590 610,768
Titan Acquisition Ltd., 7.75%, 04/15/26
(d)
... 906 941,062
Vertical Holdco GmbH, 7.63%, 07/15/28
(d)
.. 600 645,150
Vertical US Newco, Inc., 5.25%, 07/15/27
(d)
. 1,848 1,934,625
Wabash National Corp., 5.50%, 10/01/25
(d)
. 674 689,165
9,505,615
Marine — 0.0%
Danaos Corp., 8.50%, 03/01/28
(d)
....... 205 219,094
Media — 5.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(d)
.................... 251 261,040
Altice Financing SA
(d)
:
7.50%, 05/15/26 ................. 1,792 1,872,640
5.00%, 01/15/28 ................. 534 527,290
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 27 27,337
4.75%, 08/01/25 ................. 71 72,834
4.25%, 02/15/29 ................. 242 235,345
Block Communications, Inc., 4.88%, 03/01/28
(d)
231 235,276
Cable One, Inc.
(d)
:
1.13%, 03/15/28
(j)
................ 419 422,143
4.00%, 11/15/30 ................. 232 229,494
Clear Channel International BV, 6.63%,
08/01/25
(d)
.................... 1,185 1,238,455
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(d)
.................... 960 949,440
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 268 278,800
5.13%, 08/15/27
(d)
................ 1,877 1,887,793
CSC Holdings LLC
(d)
:
6.50%, 02/01/29 ................. 236 260,780
5.75%, 01/15/30 ................. 895 942,654
4.13%, 12/01/30 ................. 421 418,171
4.63%, 12/01/30 ................. 3,215 3,162,322
Diamond Sports Group LLC, 5.38%, 08/15/26
(d)
656 472,320
DISH DBS Corp.:
6.75%, 06/01/21 ................. 614 618,912
5.88%, 07/15/22 ................. 131 136,829
5.00%, 03/15/23 ................. 1,343 1,401,085
5.88%, 11/15/24 ................. 856 895,222
7.75%, 07/01/26 ................. 1,487 1,641,254
DISH Network Corp.
(j)
:
2.38%, 03/15/24 ................. 496 476,780
Security
Par (000)
Par (000) Value
Media (continued)
3.38%, 08/15/26 ................. USD 705 $ 677,717
Entercom Media Corp., 6.50%, 05/01/27
(d)
.. 469 484,829
GCI LLC, 4.75%, 10/15/28
(d)
.......... 145 148,444
LCPR Senior Secured Financing DAC
(d)
:
6.75%, 10/15/27 ................. 896 955,270
5.13%, 07/15/29 ................. 687 699,105
Liberty Broadband Corp.
(d)(j)
:
1.25%, 09/30/50 ................. 876 856,728
2.75%, 09/30/50 ................. 1,472 1,487,324
Meredith Corp., 6.88%, 02/01/26 ....... 248 255,049
Midcontinent Communications, 5.38%,
08/15/27
(d)
.................... 307 319,188
Outfront Media Capital LLC
(d)
:
5.00%, 08/15/27 ................. 577 582,770
4.25%, 01/15/29 ................. 235 226,239
Radiate Holdco LLC
(d)
:
4.50%, 09/15/26 ................. 1,370 1,385,413
6.50%, 09/15/28 ................. 2,298 2,426,573
Scripps Escrow II, Inc.
(d)
:
3.88%, 01/15/29 ................. 29 28,493
5.38%, 01/15/31 ................. 295 292,787
Sinclair Television Group, Inc., 4.13%,
12/01/30
(d)
.................... 732 705,465
Sirius XM Radio, Inc.
(d)
:
5.00%, 08/01/27 ................. 74 77,630
5.50%, 07/01/29 ................. 135 145,969
4.13%, 07/01/30 ................. 789 789,907
TEGNA, Inc.:
5.50%, 09/15/24
(d)
................ 33 33,536
4.63%, 03/15/28 ................. 54 54,945
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
............... 400 420,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(d)
1,294 1,392,409
Univision Communications, Inc.
(d)
:
5.13%, 02/15/25 ................. 150 151,875
6.63%, 06/01/27 ................. 730 779,585
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(d)
............... 1,027 1,044,973
Ziggo Bond Co. BV
(d)
:
6.00%, 01/15/27 ................. 296 308,580
5.13%, 02/28/30 ................. 369 377,303
Ziggo BV
(d)
:
5.50%, 01/15/27 ................. 361 375,891
4.88%, 01/15/30 ................. 405 413,965
36,562,178
Metals & Mining — 2.1%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(i)
114 123,656
Arconic Corp.
(d)
:
6.00%, 05/15/25 ................. 371 399,858
6.13%, 02/15/28 ................. 578 615,570
Big River Steel LLC, 6.63%, 01/31/29
(d)
... 2,702 2,943,014
Constellium SE
(d)
:
5.88%, 02/15/26 ................. 660 680,130
5.63%, 06/15/28 ................. 663 699,631
3.75%, 04/15/29 ................. 1,005 960,860
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 252 267,309
5.45%, 03/15/43 ................. 1,775 2,135,325
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(d)
.................... 273 305,760
Kaiser Aluminum Corp.
(d)
:
6.50%, 05/01/25 ................. 175 185,447
4.63%, 03/01/28 ................. 447 457,527
New Gold, Inc.
(d)
:
6.38%, 05/15/25 ................. 77 79,310

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
7.50%, 07/15/27 ................. USD 733 $ 759,168
Novelis Corp.
(d)
:
5.88%, 09/30/26 ................. 515 537,531
4.75%, 01/30/30 ................. 1,545 1,592,432
United States Steel Corp.:
6.25%, 03/15/26 ................. 28 28,292
6.88%, 03/01/29 ................. 537 549,082
Vedanta Resources Finance II plc
(d)
:
13.88%, 01/21/24 ................ 200 215,813
8.95%, 03/11/25 ................. 240 229,320
13,765,035
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.:
5.00%, 12/15/21 ................. 255 258,506
5.50%, 11/01/23
(d)
................ 50 52,250
310,756
Multiline Retail — 0.4%
(d)
Macy's, Inc., 8.38%, 06/15/25 ......... 804 889,039
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 782 797,640
Nordstrom, Inc., 8.75%, 05/15/25 ....... 805 911,071
2,597,750
Oil, Gas & Consumable Fuels — 10.3%
Aethon United BR LP, 8.25%, 02/15/26
(d)
... 955 988,425
Antero Midstream Partners LP
(d)
:
7.88%, 05/15/26 ................. 730 785,130
5.75%, 03/01/27 ................. 157 157,034
Antero Resources Corp.
(d)
:
8.38%, 07/15/26 ................. 158 174,195
7.63%, 02/01/29 ................. 479 510,135
Apache Corp.:
4.88%, 11/15/27 ................. 329 337,225
4.38%, 10/15/28 ................. 95 94,715
5.10%, 09/01/40 ................. 284 277,610
5.25%, 02/01/42 ................. 143 140,855
4.75%, 04/15/43 ................. 477 442,418
4.25%, 01/15/44 ................. 60 53,999
5.35%, 07/01/49 ................. 123 117,465
Ascent Resources Utica Holdings LLC, 9.00%,
11/01/27
(d)
.................... 708 899,160
Baytex Energy Corp., 8.75%, 04/01/27
(d)
... 497 451,028
Blue Racer Midstream LLC, 7.63%, 12/15/25
(d)
291 313,617
Buckeye Partners LP:
4.13%, 03/01/25
(d)
................ 126 128,557
3.95%, 12/01/26 ................. 85 84,019
4.50%, 03/01/28
(d)
................ 79 79,197
5.85%, 11/15/43 ................. 237 230,214
5.60%, 10/15/44 ................. 308 297,066
Callon Petroleum Co., 9.00%, 04/01/25
(d)
.. 747 757,742
Centennial Resource Production LLC:
6.88%, 04/01/27
(d)
................ 322 286,580
3.25%, 04/01/28
(j)
................ 160 153,008
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 429 448,605
4.50%, 10/01/29 ................. 740 767,395
4.00%, 03/01/31
(d)
................ 1,244 1,265,770
Cheniere Energy, Inc., 4.63%, 10/15/28
(d)
.. 2,489 2,584,926
Chesapeake Energy Corp.
(d)
:
5.50%, 02/01/26 ................. 110 114,498
5.88%, 02/01/29 ................. 346 366,760
CITGO Petroleum Corp.
(d)
:
7.00%, 06/15/25 ................. 453 466,024
6.38%, 06/15/26 ................. 463 467,181
CNX Resources Corp.
(d)
:
7.25%, 03/14/27 ................. 196 210,525
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 01/15/29 ................. USD 394 $ 409,437
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(d)
.................... 239 234,270
Comstock Resources, Inc.:
7.50%, 05/15/25
(d)
................ 205 212,688
9.75%, 08/15/26 ................. 156 169,650
6.75%, 03/01/29
(d)
................ 1,022 1,047,550
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 193 193,154
4.50%, 04/15/23 ................. 46 47,642
5.75%, 01/15/31
(d)
................ 495 559,281
4.90%, 06/01/44 ................. 427 427,009
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(i)
................ 266 266,053
5.63%, 05/01/27
(d)
................ 322 316,365
6.00%, 02/01/29
(d)
................ 368 362,480
CrownRock LP, 5.63%, 10/15/25
(d)
...... 2,283 2,329,162
DCP Midstream Operating LP
(d)
:
6.45%, 11/03/36 ................. 269 300,607
6.75%, 09/15/37 ................. 706 788,073
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(d)
.................... 755 806,129
Endeavor Energy Resources LP
(d)
:
6.63%, 07/15/25 ................. 302 322,759
5.50%, 01/30/26 ................. 1,112 1,154,034
5.75%, 01/30/28 ................. 368 388,726
Energy Transfer Operating LP, 6.50%, 02/01/42 428 510,405
EnLink Midstream LLC:
5.63%, 01/15/28
(d)
................ 305 294,929
5.38%, 06/01/29 ................. 121 113,135
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 293 295,344
4.15%, 06/01/25 ................. 27 26,398
4.85%, 07/15/26 ................. 28 27,049
5.60%, 04/01/44 ................. 309 256,470
5.05%, 04/01/45 ................. 45 34,809
EQM Midstream Partners LP:
6.00%, 07/01/25
(d)
................ 418 449,873
4.13%, 12/01/26 ................. 53 52,602
6.50%, 07/01/27
(d)
................ 440 478,390
4.50%, 01/15/29
(d)
................ 415 404,401
4.75%, 01/15/31
(d)
................ 854 828,380
EQT Corp.:
3.90%, 10/01/27 ................. 542 552,840
8.50%, 02/01/30
(i)
................ 324 413,197
Genesis Energy LP:
5.63%, 06/15/24 ................. 342 334,305
6.50%, 10/01/25 ................. 63 61,756
8.00%, 01/15/27 ................. 368 372,607
7.75%, 02/01/28 ................. 167 167,050
Great Western Petroleum LLC, 12.00%,
09/01/25
(d)
.................... 219 194,910
Harvest Midstream I LP, 7.50%, 09/01/28
(d)
. 563 605,056
Hess Midstream Operations LP
(d)
:
5.63%, 02/15/26 ................. 302 311,060
5.13%, 06/15/28 ................. 144 145,584
Hilcorp Energy I LP
(d)
:
5.75%, 02/01/29 ................. 241 243,109
6.00%, 02/01/31 ................. 286 290,290
Holly Energy Partners LP, 5.00%, 02/01/28
(d)
360 364,608
Indigo Natural Resources LLC, 5.38%,
02/01/29
(d)
.................... 897 883,733
Matador Resources Co., 5.88%, 09/15/26 .. 962 936,748
MEG Energy Corp.
(d)
:
6.50%, 01/15/25 ................. 516 533,002

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.13%, 02/01/27 ................. USD 260 $ 272,350
5.88%, 02/01/29 ................. 269 269,673
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 198 197,960
6.38%, 07/15/28 ................. 201 201,146
6.37%, 12/01/42
(i)
................ 46 41,860
New Fortress Energy, Inc., 6.75%, 09/15/25
(d)
2,748 2,823,295
NGL Energy Operating LLC, 7.50%, 02/01/26
(d)
712 731,580
NGPL PipeCo LLC, 7.77%, 12/15/37
(d)
.... 307 407,199
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(d)
954 948,514
NuStar Logistics LP:
5.75%, 10/01/25 ................. 232 248,361
6.00%, 06/01/26 ................. 311 335,284
6.38%, 10/01/30 ................. 35 37,844
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 538 538,202
2.70%, 02/15/23 ................. 297 296,323
6.95%, 07/01/24 ................. 121 132,772
2.90%, 08/15/24 ................. 842 832,772
5.50%, 12/01/25 ................. 222 234,765
3.40%, 04/15/26 ................. 132 128,172
3.20%, 08/15/26 ................. 31 29,745
3.00%, 02/15/27 ................. 9 8,468
8.88%, 07/15/30 ................. 66 83,226
6.13%, 01/01/31 ................. 415 458,243
4.30%, 08/15/39 ................. 852 722,504
6.20%, 03/15/40 ................. 1,472 1,512,480
4.50%, 07/15/44 ................. 347 295,776
4.63%, 06/15/45 ................. 1,663 1,455,291
6.60%, 03/15/46 ................. 46 48,995
4.40%, 04/15/46 ................. 332 284,338
4.10%, 02/15/47 ................. 132 105,768
4.20%, 03/15/48 ................. 520 422,552
4.40%, 08/15/49 ................. 205 171,435
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 ................. 148 152,850
5.38%, 01/01/26 ................. 65 71,632
Ovintiv, Inc.:
7.38%, 11/01/31 ................. 150 190,799
6.50%, 08/15/34 ................. 212 256,661
Parkland Corp.
(d)
:
5.88%, 07/15/27 ................. 418 445,693
4.50%, 10/01/29 ................. 534 534,667
Parsley Energy LLC
(d)
:
5.63%, 10/15/27 ................. 54 58,523
4.13%, 02/15/28 ................. 410 434,087
PBF Holding Co. LLC, 9.25%, 05/15/25
(d)
.. 1,756 1,792,788
PDC Energy, Inc.:
1.13%, 09/15/21
(j)
................ 365 361,806
6.13%, 09/15/24 ................. 163 167,259
6.25%, 12/01/25 ................. 10 10,050
5.75%, 05/15/26 ................. 416 431,496
Plains All American Pipeline LP, 6.65%,
01/15/37 ..................... 120 140,367
Range Resources Corp.:
5.88%, 07/01/22 ................. 52 52,260
5.00%, 08/15/22 ................. 456 464,071
5.00%, 03/15/23 ................. 188 191,055
4.88%, 05/15/25 ................. 163 161,370
9.25%, 02/01/26 ................. 54 58,672
8.25%, 01/15/29
(d)
................ 307 328,490
Rattler Midstream LP, 5.63%, 07/15/25
(d)
... 362 377,971
SM Energy Co.:
6.13%, 11/15/22 ................. 59 58,175
5.00%, 01/15/24 ................. 27 25,394
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
10.00%, 01/15/25
(d)
............... USD 1,538 $ 1,730,250
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 462 462,000
7.50%, 04/01/26 ................. 35 37,031
8.38%, 09/15/28 ................. 112 122,920
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44 ................. 330 347,650
5.40%, 10/01/47 ................. 676 729,939
Sunoco LP:
5.50%, 02/15/26 ................. 6 6,164
6.00%, 04/15/27 ................. 42 43,942
5.88%, 03/15/28 ................. 185 193,627
4.50%, 05/15/29
(d)
................ 162 161,392
Tallgrass Energy Partners LP
(d)
:
5.50%, 09/15/24 ................. 376 381,640
7.50%, 10/01/25 ................. 226 243,255
6.00%, 12/31/30 ................. 266 262,941
Targa Resources Partners LP:
5.88%, 04/15/26 ................. 337 352,797
5.38%, 02/01/27 ................. 32 33,186
6.50%, 07/15/27 ................. 280 304,271
5.00%, 01/15/28 ................. 748 778,855
6.88%, 01/15/29 ................. 12 13,220
5.50%, 03/01/30 ................. 584 613,200
4.88%, 02/01/31
(d)
................ 57 57,755
Teine Energy Ltd., 6.88%, 04/15/29
(d)
..... 327 330,957
TerraForm Power Operating LLC
(d)
:
4.25%, 01/31/23 ................. 16 16,520
5.00%, 01/31/28 ................. 14 15,106
4.75%, 01/15/30 ................. 254 263,731
Vine Energy Holdings LLC, 6.75%, 04/15/29
(d)
1,040 1,040,000
Vine Oil & Gas LP, 8.75%, 04/15/23
(d)
..... 108 114,966
Viper Energy Partners LP, 5.38%, 11/01/27
(d)
288 299,520
Western Midstream Operating LP:
3.95%, 06/01/25 ................. 283 290,644
4.75%, 08/15/28 ................. 59 61,655
5.45%, 04/01/44 ................. 660 676,830
5.30%, 03/01/48 ................. 457 458,618
5.50%, 08/15/48 ................. 147 144,665
6.50%, 02/01/50
(i)
................ 1,495 1,616,469
68,216,932
Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23
(d)
........ 226 244,928
Personal Products — 0.1%
(d)
Edgewell Personal Care Co., 5.50%, 06/01/28 150 158,400
Prestige Brands, Inc., 3.75%, 04/01/31 .... 297 283,264
441,664
Pharmaceuticals — 2.0%
Bausch Health Americas, Inc.
(d)
:
9.25%, 04/01/26 ................. 100 110,800
8.50%, 01/31/27 ................. 868 962,937
Bausch Health Cos., Inc.
(d)
:
9.00%, 12/15/25 ................. 332 360,708
5.75%, 08/15/27 ................. 369 397,136
7.00%, 01/15/28 ................. 438 475,471
5.00%, 01/30/28 ................. 363 367,538
5.00%, 02/15/29 ................. 849 843,163
6.25%, 02/15/29 ................. 870 924,776
7.25%, 05/30/29 ................. 775 865,094
5.25%, 01/30/30 ................. 751 754,905
5.25%, 02/15/31 ................. 664 660,826
Catalent Pharma Solutions, Inc.
(d)
:
5.00%, 07/15/27 ................. 5 5,237
3.13%, 02/15/29 ................. 356 341,760

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(d)
.................... USD 480 $ 498,610
Elanco Animal Health, Inc., 5.90%, 08/28/28
(i)
14 15,872
Endo DAC
(d)
:
9.50%, 07/31/27 ................. 827 898,329
6.00%, 06/30/28 ................. 517 418,770
Endo Luxembourg Finance Co. I Sarl, 6.13%,
04/01/29
(d)
.................... 949 957,304
P&L Development LLC, 7.75%, 11/15/25
(d)
.. 439 469,730
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(d)
2,209 2,342,976
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. 287 315,614
12,987,556
Professional Services — 0.6%
(d)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 153 152,235
ASGN, Inc., 4.63%, 05/15/28 .......... 132 136,182
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26 ................. 354 377,966
10.25%, 02/15/27 ................ 597 666,401
Jaguar Holding Co. II/PPD Development LP:
4.63%, 06/15/25 ................. 531 553,992
5.00%, 06/15/28 ................. 1,065 1,109,198
KBR, Inc., 4.75%, 09/30/28 ........... 305 309,803
Science Applications International Corp.,
4.88%, 04/01/28 ................ 408 421,770
3,727,547
Real Estate Management & Development — 0.4%
(d)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 549 593,606
Five Point Operating Co. LP, 7.88%, 11/15/25 274 286,364
Greystar Real Estate Partners LLC, 5.75%,
12/01/25 ..................... 174 178,785
Howard Hughes Corp. (The):
5.38%, 08/01/28 ................. 431 453,089
4.13%, 02/01/29 ................. 185 180,878
4.38%, 02/01/31 ................. 417 408,400
Realogy Group LLC:
7.63%, 06/15/25 ................. 212 231,462
5.75%, 01/15/29 ................. 478 471,427
2,804,011
Road & Rail — 0.9%
(d)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 211 218,264
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 604 619,583
Uber Technologies, Inc.:
7.50%, 05/15/25 ................. 1,124 1,212,987
0.00%, 12/15/25
(j)(k)
............... 621 652,438
8.00%, 11/01/26 ................. 717 776,152
7.50%, 09/15/27 ................. 1,148 1,268,059
6.25%, 01/15/28 ................. 1,130 1,230,796
5,978,279
Semiconductors & Semiconductor Equipment — 0.3%
(d)
Entegris, Inc., 4.38%, 04/15/28 ........ 377 388,744
Microchip Technology, Inc., 4.25%, 09/01/25 926 967,436
ON Semiconductor Corp., 3.88%, 09/01/28 . 517 531,812
Synaptics, Inc., 4.00%, 06/15/29 ........ 378 375,089
2,263,081
Software — 2.9%
ACI Worldwide, Inc., 5.75%, 08/15/26
(d)
... 757 798,635
Ascend Learning LLC:
6.88%, 08/01/25
(d)
................ 1,041 1,067,025
Boxer Parent Co., Inc.
(d)
:
7.13%, 10/02/25 ................. 864 926,640
9.13%, 03/01/26 ................. 1,656 1,762,779
Security
Par (000)
Par (000) Value
Software (continued)
BY Crown Parent LLC
(d)
:
7.38%, 10/15/24 ................. USD 1,049 $ 1,066,046
4.25%, 01/31/26 ................. 1,045 1,085,160
Camelot Finance SA, 4.50%, 11/01/26
(d)
... 375 387,720
Castle US Holding Corp., 9.50%, 02/15/28
(d)
504 514,080
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(d)
.................... 1,657 1,689,063
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 304 297,221
Fair Isaac Corp., 4.00%, 06/15/28
(d)
...... 126 129,219
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 327 342,941
Open Text Corp., 3.88%, 02/15/28
(d)
..... 24 24,161
Open Text Holdings, Inc., 4.13%, 02/15/30
(d)
35 35,479
PTC, Inc.
(d)
:
3.63%, 02/15/25 ................. 16 16,420
4.00%, 02/15/28 ................. 290 294,350
Rocket Software, Inc., 6.50%, 02/15/29
(d)
.. 812 819,308
Solera LLC, 10.50%, 03/01/24
(d)
........ 3,213 3,319,350
SS&C Technologies, Inc., 5.50%, 09/30/27
(d)
1,984 2,113,059
Veritas US, Inc., 7.50%, 09/01/25
(d)
...... 1,967 2,043,025
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
499 489,384
19,221,065
Specialty Retail — 2.4%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 208 212,765
4.75%, 03/01/30 ................. 186 192,138
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(d)(h)
. 266 275,975
Carvana Co., 5.50%, 04/15/27
(d)
........ 543 545,851
eG Global Finance plc
(d)
:
6.75%, 02/07/25 ................. 667 682,008
8.50%, 10/30/25 ................. 399 424,823
Gap, Inc. (The), 8.88%, 05/15/27
(d)
...... 267 311,723
Group 1 Automotive, Inc., 4.00%, 08/15/28
(d)
65 64,594
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
220 219,780
L Brands, Inc.:
6.88%, 07/01/25
(d)
................ 701 778,951
6.63%, 10/01/30
(d)
................ 236 269,465
6.88%, 11/01/35 ................. 752 896,226
6.75%, 07/01/36 ................. 119 140,420
LBM Acquisition LLC, 6.25%, 01/15/29
(d)
... 700 721,000
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 462,000
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 312 318,761
5.50%, 05/15/26 ................. 170 174,939
PetSmart, Inc.
(d)
:
4.75%, 02/15/28 ................. 1,342 1,372,477
7.75%, 02/15/29 ................. 2,519 2,726,691
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(d)
............... 777 802,252
SRS Distribution, Inc., 8.25%, 07/01/26
(d)
.. 988 1,036,165
Staples, Inc., 7.50%, 04/15/26
(d)
........ 1,308 1,379,613
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. 1,577 1,674,285
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(d)(h)
........... 413 430,552
16,113,454
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(d)
... 191 212,726
NCR Corp.
(d)
:
5.75%, 09/01/27 ................. 250 264,531
5.00%, 10/01/28 ................. 172 173,720
5.13%, 04/15/29 ................. 350 352,627
6.13%, 09/01/29 ................. 39 41,291
5.25%, 10/01/30 ................. 286 289,611

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp., 4.80%, 03/01/35 ......... USD 331 $ 331,153
1,665,659
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(d)
......... 314 306,156
Hanesbrands, Inc., 5.38%, 05/15/25
(d)
.... 90 95,231
Levi Strauss & Co.:
5.00%, 05/01/25 ................. 14 14,273
3.50%, 03/01/31
(d)
................ 219 211,335
William Carter Co. (The), 5.50%, 05/15/25
(d)
. 69 73,592
Wolverine World Wide, Inc., 6.38%, 05/15/25
(d)
119 126,735
827,322
Thrifts & Mortgage Finance — 0.6%
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(d)
.................... 935 1,010,384
Home Point Capital, Inc., 5.00%, 02/01/26
(d)
. 565 559,350
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(d)
.................... 708 697,380
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 250,339
Nationstar Mortgage Holdings, Inc.
(d)
:
6.00%, 01/15/27 ................. 408 423,300
5.50%, 08/15/28 ................. 395 396,600
5.13%, 12/15/30 ................. 237 233,741
PennyMac Financial Services, Inc., 4.25%,
02/15/29
(d)
.................... 100 95,625
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
.................... 307 307,000
3,973,719
Trading Companies & Distributors — 0.5%
Boise Cascade Co., 4.88%, 07/01/30
(d)
.... 161 168,648
Brightstar Escrow Corp., 9.75%, 10/15/25
(d)
. 147 159,495
Fortress Transportation & Infrastructure
Investors LLC
(d)
:
6.50%, 10/01/25 ................. 130 135,850
9.75%, 08/01/27 ................. 79 89,961
Foundation Building Materials, Inc., 6.00%,
03/01/29
(d)
.................... 413 407,837
H&E Equipment Services, Inc., 3.88%,
12/15/28
(d)
.................... 148 143,930
Herc Holdings, Inc., 5.50%, 07/15/27
(d)
.... 440 468,248
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 30 32,559
WESCO Distribution, Inc.
(d)
:
7.13%, 06/15/25 ................. 839 917,446
7.25%, 06/15/28 ................. 961 1,072,856
3,596,830
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(d)
.................... 199 203,478
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 6.75%, 10/01/26
(d)
... 4,799 5,109,687
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(d)
.................... 337 354,693
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 35 38,517
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(d)(g)(h)
......... 1,054 985,792
Sprint Corp.:
7.88%, 09/15/23 ................. 50 57,150
7.13%, 06/15/24 ................. 183 210,679
7.63%, 03/01/26 ................. 301 368,634
T-Mobile USA, Inc.:
4.75%, 02/01/28 ................. 400 425,307
2.88%, 02/15/31 ................. 726 701,679
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.50%, 04/15/31 ................. USD 732 $ 737,490
Vmed O2 UK Financing I plc, 4.25%, 01/31/31
(d)
213 207,057
VTR Comunicaciones SpA, 5.13%, 01/15/28
(d)
337 351,702
9,548,387
Total Corporate Bonds — 83.3%
(Cost: $534,072,327) ............................. 551,155,790
Floating Rate Loan Interests — 8.8%
Aerospace & Defense — 0.4%
(g)
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(l)
...................... 597 596,174
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(b)(l)
..................... 579 587,685
Peraton Corp., Term Loan, 02/01/28
(l)
..... 1,050 1,049,211
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 203 203,222
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 309 310,128
2,746,420
Airlines — 0.3%
(g)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(l)
...................... 1,178 1,205,639
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 92 94,479
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... 538 564,362
1,864,480
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 04/30/26
(g)
424 418,834
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 01/01/38
(g)
.... 126 126,449
Building Products — 0.0%
(g)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 . 168 166,767
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 178 177,939
344,706
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.13%
,
 06/03/26
(g)
331 327,375
Chemicals — 0.3%
(g)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 927 923,524
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 600 607,256
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.86%
,
 03/30/26 67 66,445
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27 ................. 476 473,229
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... 125 122,956
2,193,410

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.6%
(g)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 ................. USD 2,891 $ 2,843,347
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 09/06/24 ...... 797 792,925
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 147 146,669
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 11/02/26 . 49 48,726
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(b)
................ 275 283,250
4,114,917
Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan:
(g)
(LIBOR USD 1 Month + 3.00%),
3.11%, 05/23/25 ............... 675 665,203
(LIBOR USD 1 Month + 4.25%),
4.36%, 05/23/25 ............... 245 243,430
908,633
Construction Materials — 0.1%
(g)
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 148 147,871
Foundation Building Materials, Inc., 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.75%, 01/31/28 ............... 203 200,781
348,652
Containers & Packaging — 0.1%
(g)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.44%
,
 04/03/24 ..... 548 535,932
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 ................. 127 127,022
Kleopatra Finco SARL, Facility Term Loan B,
02/12/26
(l)
...................... 196 195,265
858,219
Diversified Consumer Services — 0.1%
(g)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 01/29/27 ........... 113 111,919
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 307 325,853
Sotheby's, Inc., Term Loan, (LIBOR USD 2
Month + 4.75%), 5.50%
,
 01/15/27 ..... 454 455,862
893,634
Diversified Financial Services — 0.9%
(g)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28
(b)
286 283,497
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 274 272,772
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 6 Month + 3.75%), 4.50%
,
 12/01/27 715 713,488
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Week + 3.75%),
4.50%
,
 12/17/27 ................. 74 73,598
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(l)
.............. 16 16,355
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/28/24
(b)
25 19,380
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
(l)
...................... USD 1,399 $ 1,392,495
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. 620 617,675
Veritas US, Inc., Term Loan B, 09/01/25
(l)
... 1,563 1,563,898
White Cap Buyer LLC, Term Loan, (LIBOR
USD 6 Month + 4.00%), 4.50%
,
 10/19/27 891 888,541
5,841,699
Diversified Telecommunication Services — 0.3%
(g)
Altice Financing SA, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 07/15/25 ..... 62 61,068
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 08/14/26 .... 287 285,596
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 ................. 527 524,803
Northwest Fiber LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 04/30/27 ................. 329 328,406
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/09/27 . 1,007 998,647
2,198,520
Entertainment — 0.1%
(g)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(b)
................ 656 672,400
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 ................. 9 8,488
680,888
Health Care Providers & Services — 0.4%
(g)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 ................. 226 226,270
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.71%
,
 07/24/26 ................. 257 254,902
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 10/10/25 1,047 900,636
Gentiva Health Services, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 2.75%),
2.88%
,
 07/02/25 ................. 233 231,360
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 11/16/25 ................. 177 176,626
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 06/30/25 ................. 139 139,132
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 9.25%
,
 04/29/25 .... 286 290,592
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 8.00%),
9.00%
,
 09/03/24 ................. 28 28,257
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 ................. 317 316,509
2,564,284

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Health Care Technology — 0.1%
(g)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26 ................. USD 243 $ 243,202
Verscend Holding Corp., Term Loan B1,
08/27/25
(l)
...................... 172 171,965
415,167
Hotels, Restaurants & Leisure — 0.3%
(g)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/21/25 ................. 327 327,709
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
............... 87 98,295
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 629 618,347
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ..... 659 656,255
Life Time, Inc., Term Loan, 12/16/24
(l)
..... 476 475,216
2,175,822
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 08/12/26
(g)
.... 26 25,505
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(g)
................ 504 371,739
Insurance — 0.3%
(g)
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 12/23/26 ..... 117 115,786
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 09/01/27 316 315,679
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 12/31/25 ............... 827 815,103
(LIBOR USD 1 Month + 3.75%),
3.86%, 09/03/26 ............... 365 363,082
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 277 277,137
1,886,787
Interactive Media & Services — 0.1%
(g)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 213 213,252
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 318 322,770
536,022
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(g)
................ 387 385,913
IT Services — 0.7%
(g)
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 164 163,297
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 156 160,875
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 430 428,303
Security
Par (000)
Par (000) Value
IT Services (continued)
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.11% -
3.36%
,
 11/29/24 ................. USD 215 $ 210,970
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 12/01/25 ................. 123 122,163
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 08/01/24 ................. 188 175,033
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.43%
,
 08/01/25 ................. 83 70,667
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ........... 291 280,836
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ..... 167 168,145
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 3.95%
,
 10/07/27 ........... 1,105 1,103,849
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 192 190,734
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.61%
,
 08/27/25 1,765 1,763,136
4,838,008
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 09/27/24
(g)
583 575,808
Machinery — 0.4%
(g)
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.11%
,
 09/21/26 ...... 709 710,173
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 .... 1,684 1,647,525
2,357,698
Media — 1.0%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(g)
... 141 140,465
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(g)
................ 1,267 1,214,871
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(g)
................ 1,029 1,039,404
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(g)
................ 317 321,470
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(g)
................ 416 424,341
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(m)
................ 2,255 2,297,776
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(g)
................ 123 112,800
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(g)
60 59,548
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(g)
................ 248 245,491
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.86%
,
 12/31/28
(g)
................ 788 786,933
6,643,099

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.5%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(g)(l)
......... USD 2,945 $ 3,253,806
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, 03/27/28
(g)(l)
................ 955 944,398
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/06/26
(g)
................ 684 679,788
Software — 0.8%
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28
(g)
................ 327 332,421
Boxer Parent Co. Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.86%
,
 10/02/25
(g)
... 453 450,977
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(g)
81 80,888
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.95%
,
 01/29/27
(g)
355 350,579
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(g)
................ 465 464,477
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.93%
,
 03/11/28
(g)
................ 289 286,653
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(m)
................ 707 721,585
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 02/25/27
(g)
.... 328 324,905
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29
(g)
103 103,515
Omnitracs LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 8.00%), 8.11%
,
 09/29/28
(b)(g)
92 92,115
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(g)
................ 288 286,560
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.15%
,
 04/26/24
(g)
................ 359 357,753
Realpage, Inc., Term Loan, 02/18/28
(g)(l)
.... 640 636,710
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28
(g)
................ 471 475,536
UKG, Inc., 1st Lien Term Loan:
(g)
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ............... 168 167,365
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 321 321,387
5,453,426
Specialty Retail — 0.2%
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28
(g)
.... 1,134 1,131,392
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24
(g)
................ 404 382,702
Total Floating Rate Loan Interests — 8.8%
(Cost: $57,994,968) .............................. 58,488,200
Security
Shares
Shares Value
Investment Companies — 0.0%
Cheniere Energy Partners LP .......... 1,067 $ 44,334
Western Midstream Partners LP ......... 4,417 82,112
Total Investment Companies — 0.0%
(Cost: $114,626) ................................ 126,446
Par (000)
Pa r (000)
Capital Trusts — 1.8%
Banks — 1.1%
(f)(g)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... USD 512 566,682
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... 584 654,080
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 840 932,400
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 98 112,700
CIT Group, Inc., Series A, (LIBOR USD 3
Month + 3.97%), 5.80% ............ 295 304,956
Citigroup, Inc.:
Series Q, (LIBOR USD 3 Month + 4.10%),
4.29% ...................... 413 413,124
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 295 297,876
JPMorgan Chase & Co.:
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ...................... 500 499,125
Series V, (LIBOR USD 3 Month + 3.32%),
3.56% ...................... 256 254,848
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 190 196,536
Series U, (LIBOR USD 3 Month + 3.33%),
6.13% ...................... 99 106,097
Series FF, (SOFR + 3.38%), 5.00% .... 1,199 1,239,466
Series HH, (SOFR + 3.13%), 4.60% .... 426 430,792
Wells Fargo & Co.:
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 425 467,925
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ...................... 710 717,029
7,193,636
Capital Markets — 0.6%
(f)(g)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 1,590 1,562,970
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 921 974,234
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............ 1,192 1,193,782
3,730,986
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)
(g)
........................... 210 226,800

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(f)(g)
............ USD 900 $ 912,420
Total Capital Trusts — 1.8%
(Cost: $11,774,719) .............................. 12,063,842
Shares
Shares
Warrants — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SM Energy Co. (Issued/exercisable 06/17 /20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01)
(a)
................ 33,915 554,850
Total Warrants — 0.1% ............................. 554,850
Total Long-Term Investments — 96.3%
(Cost: $617,100,199) ............................. 637,661,603
Security
Shares
Shares Value
Short-Term Securities — 1.9%
(n)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
................... 12,314,573 $ 12,314,573
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 128,342 128,342
Total Short-Term Securities — 1.9%
(Cost: $12,442,915) .............................. 12,442,915
Total Investments — 98.2%
(Cost: $629,543,114 ) ............................. 650,104,518
Other Assets Less Liabilities — 1.8% ................... 11,714,881
Net Assets — 100.0% .............................. $ 661,819,399
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $264,785, representing less than 0.05% of its net assets as of period end, and an original cost of $263,946.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Fixed rate.
(n)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 11,933,997 $ 380,576 $ — $ — $ — $ 12,314,573 12,314,573 $ 852 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 45 06/21/21 $ 5,897 $ 146,589
U.S. Treasury Ultra Bond .................................................... 25 06/21/21 4,547 199,284
U.S. Treasury 5 Year Note .................................................... 45 06/30/21 5,555 66,409
$ 412,282
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 250,968 CAD 315,000 State Street Bank and Trust Co. 06/16/21 $ 288
USD 1,376,593 EUR 1,153,000 State Street Bank and Trust Co. 06/16/21 22,367
USD 115,976 GBP 83,000 Westpac Banking Corp. 06/16/21 1,527
$ 24,182
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ..... 5.00 % Quarterly 06/20/26 NR USD 3,440 $ 311,757 $ 292,952 $ 18,805
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 87 $ 2,582 $ 17,559 $ (14,977)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (4,906) $ (13,028) $ 8,122
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 567 (29,192) (63,534) 34,342
$ (34,098) $ (76,562) $ 42,464
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of P eriod End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Building Products ....................................... $ 14,549 $ — $ — $ 14,549
Chemicals ............................................ 1,689,519 — — 1,689,519
Communications Equipment ................................ 363,679 — — 363,679
Electrical Equipment ..................................... 349,844 — — 349,844
Energy Equipment & Services .............................. — — 6,136 6,136
Entertainment ......................................... 457,449 — — 457,449
Equity Real Estate Investment Trusts (REITs) .................... 2,644,609 — — 2,644,609
Life Sciences Tools & Services .............................. 1,137,767 — — 1,137,767
Media ............................................... 263,061 — — 263,061
Metals & Mining ........................................ 995,337 — — 995,337
Oil, Gas & Consumable Fuels ............................... 6,024,628 264,785 — 6,289,413
Pharmaceuticals ....................................... 755,856 — — 755,856
Road & Rail ........................................... 305,256 — — 305,256
Corporate Bonds:
Aerospace & Defense .................................... — 27,560,553 — 27,560,553
Airlines .............................................. — 10,577,896 — 10,577,896
Auto Components ...................................... — 12,236,190 — 12,236,190
Automobiles .......................................... — 1,251,692 — 1,251,692
Banks ............................................... — 1,764,114 — 1,764,114
Beverages ........................................... — 234,600 — 234,600
Biotechnology ......................................... — 115,345 — 115,345
Building Products ....................................... — 7,127,715 — 7,127,715
Capital Markets ........................................ — 4,834,864 — 4,834,864
Chemicals ............................................ — 7,228,068 — 7,228,068
Commercial Services & Supplies ............................. — 17,058,791 — 17,058,791
Communications Equipment ................................ — 6,142,893 — 6,142,893
Construction & Engineering ................................ — 1,813,250 — 1,813,250
Consumer Finance ...................................... — 7,695,152 — 7,695,152
Containers & Packaging .................................. — 13,320,301 — 13,320,301
Distributors ........................................... — 3,352,320 — 3,352,320

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Diversified Consumer Services .............................. $ — $ 2,326,444 $ — $ 2,326,444
Diversified Financial Services ............................... — 6,801,607 — 6,801,607
Diversified Telecommunication Services ........................ — 39,416,742 — 39,416,742
Electric Utilities ........................................ — 4,435,263 — 4,435,263
Electrical Equipment ..................................... — 837,731 — 837,731
Electronic Equipment, Instruments & Components ................. — 1,175,558 — 1,175,558
Energy Equipment & Services .............................. — 7,192,700 717,875 7,910,575
Entertainment ......................................... — 7,513,960 — 7,513,960
Equity Real Estate Investment Trusts (REITs) .................... — 18,168,140 — 18,168,140
Food & Staples Retailing .................................. — 3,212,492 — 3,212,492
Food Products ......................................... — 13,376,222 — 13,376,222
Gas Utilities ........................................... — 268,713 — 268,713
Health Care Equipment & Supplies ........................... — 4,887,982 — 4,887,982
Health Care Providers & Services ............................ — 31,532,164 — 31,532,164
Health Care Technology .................................. — 548,157 — 548,157
Hotels, Restaurants & Leisure .............................. — 35,447,227 — 35,447,227
Household Durables ..................................... — 5,496,919 — 5,496,919
Household Products ..................................... — 1,673,637 — 1,673,637
Independent Power and Renewable Electricity Producers ............ — 2,789,992 — 2,789,992
Insurance ............................................ — 10,523,253 — 10,523,253
Interactive Media & Services ............................... — 1,548,895 — 1,548,895
Internet & Direct Marketing Retail ............................ — 1,399,084 — 1,399,084
IT Services ........................................... — 10,173,870 — 10,173,870
Leisure Products ....................................... — 1,287,535 — 1,287,535
Life Sciences Tools & Services .............................. — 1,315,544 — 1,315,544
Machinery ............................................ — 9,505,615 — 9,505,615
Marine .............................................. — 219,094 — 219,094
Media ............................................... — 36,562,178 — 36,562,178
Metals & Mining ........................................ — 13,765,035 — 13,765,035
Mortgage Real Estate Investment Trusts (REITs) .................. — 310,756 — 310,756
Multiline Retail ......................................... — 2,597,750 — 2,597,750
Oil, Gas & Consumable Fuels ............................... — 68,216,932 — 68,216,932
Paper & Forest Products .................................. — 244,928 — 244,928
Personal Products ...................................... — 441,664 — 441,664
Pharmaceuticals ....................................... — 12,987,556 — 12,987,556
Professional Services .................................... — 3,727,547 — 3,727,547
Real Estate Management & Development ....................... — 2,804,011 — 2,804,011
Road & Rail ........................................... — 5,978,279 — 5,978,279
Semiconductors & Semiconductor Equipment .................... — 2,263,081 — 2,263,081
Software ............................................. — 19,221,065 — 19,221,065
Specialty Retail ........................................ — 16,113,454 — 16,113,454
Technology Hardware, Storage & Peripherals .................... — 1,665,659 — 1,665,659
Textiles, Apparel & Luxury Goods ............................ — 827,322 — 827,322
Thrifts & Mortgage Finance ................................ — 3,973,719 — 3,973,719
Trading Companies & Distributors ............................ — 3,596,830 — 3,596,830
Water Utilities ......................................... — 203,478 — 203,478
Wireless Telecommunication Services ......................... — 9,548,387 — 9,548,387
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 2,158,735 587,685 2,746,420
Airlines .............................................. — 1,864,480 — 1,864,480
Auto Components ...................................... — 418,834 — 418,834
Automobiles .......................................... — 126,449 — 126,449
Building Products ....................................... — 344,706 — 344,706
Capital Markets ........................................ — 327,375 — 327,375
Chemicals ............................................ — 2,193,410 — 2,193,410
Commercial Services & Supplies ............................. — 3,831,667 283,250 4,114,917
Construction & Engineering ................................ — 908,633 — 908,633
Construction Materials .................................... — 348,652 — 348,652
Containers & Packaging .................................. — 858,219 — 858,219
Diversified Consumer Services .............................. — 893,634 — 893,634
Diversified Financial Services ............................... — 5,538,822 302,877 5,841,699
Diversified Telecommunication Services ........................ — 2,198,520 — 2,198,520
Entertainment ......................................... — 8,488 672,400 680,888
Health Care Providers & Services ............................ — 2,564,284 — 2,564,284
Health Care Technology .................................. — 415,167 — 415,167
Hotels, Restaurants & Leisure .............................. — 2,077,527 98,295 2,175,822

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ — $ 25,505 $ — $ 25,505
Industrial Conglomerates .................................. — 371,739 — 371,739
Insurance ............................................ — 1,886,787 — 1,886,787
Interactive Media & Services ............................... — 536,022 — 536,022
Internet & Direct Marketing Retail ............................ — 385,913 — 385,913
IT Services ........................................... — 4,838,008 — 4,838,008
Life Sciences Tools & Services .............................. — 575,808 — 575,808
Machinery ............................................ — 2,357,698 — 2,357,698
Media ............................................... — 6,643,099 — 6,643,099
Oil, Gas & Consumable Fuels ............................... — 3,253,806 — 3,253,806
Pharmaceuticals ....................................... — 944,398 — 944,398
Professional Services .................................... — 679,788 — 679,788
Software ............................................. — 5,361,311 92,115 5,453,426
Specialty Retail ........................................ — 1,131,392 — 1,131,392
Wireless Telecommunication Services ......................... — 382,702 — 382,702
Investment Companies .................................... 126,446 — — 126,446
Capital Trusts ........................................... — 12,063,842 — 12,063,842
Warrants .............................................. — 554,850 — 554,850
Short-Term Securities ....................................... 12,442,915 — — 12,442,915
$ 27,570,915 $ 619,772,970 $ 2,760,633 $ 650,104,518
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 61,269 $ — $ 61,269
Foreign currency exchange contracts ............................ — 24,182 — 24,182
Interest rate contracts ....................................... 412,282 — — 412,282
Liabilities:
Credit contracts ........................................... — (14,977) — (14,977)
$ 412,282 $ 70,474 $ — $ 482,756
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.